Intangible Assets, Net (Details) - Schedule of estimated amortization expense of intangible assets	Dec. 31, 2022 USD ($)
Schedule of estimated amortization expense of intangible assets [Abstract]
2023	$ 100,942
2024	100,942
2025	100,942
2026	100,942
2027	100,942
Thereafter	132,404
Total	$ 637,114